INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31,
	2022	2023	2024

Domestic loss	$(167,606)	$(116,661)	$(27,469)
Foreign income	30,588	53,403	11,503

	$(137,018)	$(63,258)	$(15,966)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2023	2024
Deferred tax assets:

Carry-forwards losses and credits	$59,911	$117,493
Capitalized research and development	22,859	40,324
Deferred revenues	12,841	19,749
Intangible assets	8,267	7,727
Share-based compensation	26,897	29,123
Operating lease liability	4,737	4,971
Accruals and others	4,276	9,680

Gross deferred tax assets before valuation allowance	139,788	229,067

Less: Valuation allowance	24,569	94,663

Total deferred tax assets	$115,219	$134,404

Deferred tax liabilities:

Intangible assets	$(3,527)	$(133,928)
Deferred commissions	(24,999)	(31,133)
Operating lease ROU asset	(4,696)	(4,948)
Property and equipment and other	(700)	(655)

Gross deferred tax liabilities	$(33,922)	$(170,664)

Net deferred tax assets (liabilities)	$81,297	$(36,260)

Schedule of Income Taxes
	Year ended December 31,
	2022	2023	2024

Current	$8,980	$11,125	$11,202
Deferred	(15,630)	(7,879)	66,293

	$(6,650)	$3,246	$77,495

	Year ended December 31,
	2022	2023	2024

Domestic	$(19,716)	$(14,105)	$3,766
Foreign	13,066	17,351	73,729

	$(6,650)	$3,246	$77,495

Schedule of Reconciliation of Income Taxes
	Year ended December 31,
	2022	2023	2024

Loss before income taxes	$(137,018)	$(63,258)	$(15,966)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical tax benefit	(31,514)	(14,549)	(3,672)

Excess tax benefits related to share-based compensation	(1,817)	(3,817)	(12,788)
Non-deductible expenses	6,325	2,963	6,560

Changes in valuation allowance	1,538	3,320	70,758
Changes in unrecognized tax benefits	(1,914)	3,155	10,550
Foreign and preferred enterprise tax rates differential	18,450	12,826	4,726

Prior years and others	2,282	(652)	1,361

Income tax expense (tax benefit)	$(6,650)	$3,246	$77,495

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2022	2023	2024

Opening balance	$3,870	$2,805	$5,960
Decrease related to settlements with taxing authorities	(2,353)	-	-
Increase related to prior year tax positions	429	743	702
Increase related to current year tax positions	859	2,412	9,848
Increase related to current year business acquisitions	-	-	3,463

Closing balance	$2,805	$5,960	$19,973